CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 74.0%
COMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
T-Mobile US Inc.	24,100	$3,885,643

CONSUMER STAPLES - 5.8%
Beverages - 1.9%
Coca-Cola Co.	100,330	5,968,632

Consumer Staples Distribution & Retail - 0.7%
Target Corp.	17,400	2,419,992

Food Products - 0.8%
McCormick & Co. Inc., Non Voting Shares	36,700	2,501,472

Household Products - 2.4%
Colgate-Palmolive Co.	42,100	3,544,820
Procter & Gamble Co.	26,250	4,124,925

Total Household Products		7,669,745

TOTAL CONSUMER STAPLES		18,559,841

ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Enbridge Inc.	63,390	2,250,345
ONEOK Inc.	104,799	7,152,532
Pioneer Natural Resources Co.	5,700	1,310,031
Williams Cos. Inc.	69,570	2,411,296

TOTAL ENERGY		13,124,204

FINANCIALS - 11.0%
Banks - 2.6%
JPMorgan Chase & Co.	35,500	6,189,780
US Bancorp	56,900	2,363,626

Total Banks		8,553,406

Capital Markets - 7.4%
Blackstone Inc.	98,790	12,294,416
Blue Owl Capital Inc.	383,200	5,954,928
CME Group Inc.	5,720	1,177,405
Goldman Sachs Group Inc.	4,600	1,766,446
Intercontinental Exchange Inc.	14,010	1,783,893
Trinity Capital Inc.	58,307	808,718

Total Capital Markets		23,785,806

Insurance - 0.4%
Chubb Ltd.	5,710	1,398,950

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2024 Quarterly Report	1

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AGNC Investment Corp.	197,600	$1,873,248

TOTAL FINANCIALS		35,611,410

HEALTH CARE - 8.5%
Biotechnology - 2.4%
AbbVie Inc.	30,500	5,014,200
Amgen Inc.	8,430	2,649,212

Total Biotechnology		7,663,412

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	23,100	2,613,765

Pharmaceuticals - 5.3%
Eli Lilly & Co.	3,800	2,453,318
Johnson & Johnson	30,487	4,844,384
Merck & Co. Inc.	66,590	8,042,740
Pfizer Inc.	72,174	1,954,472

Total Pharmaceuticals		17,294,914

TOTAL HEALTH CARE		27,572,091

INDUSTRIALS - 7.4%
Aerospace & Defense - 2.1%
L3Harris Technologies Inc.	14,600	3,042,932
Lockheed Martin Corp.	9,030	3,877,572

Total Aerospace & Defense		6,920,504

Air Freight & Logistics - 0.7%
United Parcel Service Inc., Class B Shares	15,420	2,188,098

Electrical Equipment - 0.8%
Emerson Electric Co.	26,350	2,417,085

Ground Transportation - 2.0%
Union Pacific Corp.	26,500	6,464,145

Machinery - 1.3%
Otis Worldwide Corp.	46,400	4,103,616

Professional Services - 0.5%
Paychex Inc.	13,290	1,617,792

TOTAL INDUSTRIALS		23,711,240

INFORMATION TECHNOLOGY - 16.3%
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A Shares	16,600	1,678,260

Semiconductors & Semiconductor Equipment - 6.0%
ASML Holding NV, Registered Shares	1,900	1,652,658
Broadcom Inc.	8,121	9,582,780
Marvell Technology Inc.	22,700	1,536,790

See Notes to Schedule of Investments.

2	ClearBridge Tactical Dividend Income Fund 2024 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NXP Semiconductors NV	7,270	$1,530,844
QUALCOMM Inc.	34,450	5,116,169

Total Semiconductors & Semiconductor Equipment		19,419,241

Software - 6.0%
Microsoft Corp.	32,370	12,869,665
Oracle Corp.	58,070	6,486,419

Total Software		19,356,084

Technology Hardware, Storage & Peripherals - 3.8%
Apple Inc.	65,250	12,032,100

TOTAL INFORMATION TECHNOLOGY		52,485,685

MATERIALS - 0.5%
Chemicals - 0.5%
Huntsman Corp.	61,540	1,510,191

REAL ESTATE - 14.7%
Health Care REITs - 0.2%
Global Medical REIT Inc.	74,200	750,162

Industrial REITs - 1.8%
Prologis Inc.	44,990	5,699,783

Office REITs - 0.9%
Boston Properties Inc.	43,300	2,879,450

Residential REITs - 4.3%
American Homes 4 Rent, Class A Shares	137,900	4,833,395
Apartment Income REIT Corp.	120,488	3,938,753
Equity LifeStyle Properties Inc.	75,690	5,123,456

Total Residential REITs		13,895,604

Specialized REITs - 7.5%
American Tower Corp.	26,720	5,227,768
Digital Realty Trust Inc.	39,700	5,576,262
Equinix Inc.	5,860	4,862,452
Extra Space Storage Inc.	32,900	4,752,076
Gaming and Leisure Properties Inc.	81,847	3,736,316

Total Specialized REITs		24,154,874

TOTAL REAL ESTATE		47,379,873

UTILITIES - 4.5%
Electric Utilities - 1.4%
PPL Corp.	173,000	4,532,600

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2024 Quarterly Report	3

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Multi-Utilities - 3.1%
DTE Energy Co.		44,879	$4,731,144
Sempra		74,340	5,319,771

Total Multi-Utilities			10,050,915

TOTAL UTILITIES			14,583,515

TOTAL COMMON STOCKS (Cost - $163,382,768)			238,423,693

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 18.9%
Diversified Energy Infrastructure - 11.7%
Energy Transfer LP		1,179,830	16,871,569
Enterprise Products Partners LP		481,870	12,894,841
Plains GP Holdings LP, Class A Shares		483,710	7,826,428	*

Total Diversified Energy Infrastructure			37,592,838

Oil/Refined Products - 4.4%
CrossAmerica Partners LP		102,990	2,421,295
MPLX LP		189,680	7,312,164
Sunoco LP		72,147	4,290,582

Total Oil/Refined Products			14,024,041

Petrochemicals - 1.3%
Westlake Chemical Partners LP		183,299	4,285,531

Power Generation - 1.5%
NextEra Energy Partners LP		164,000	4,895,400

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $22,913,106)			60,797,810

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 5.2%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
Paramount Global, Non Voting Shares	5.750%	69,293	1,278,456

FINANCIALS - 2.6%
Financial Services - 2.6%
Apollo Global Management Inc.	6.750%	144,148	8,421,126

UTILITIES - 2.2%
Electric Utilities - 1.8%
NextEra Energy Inc.	6.926%	157,300	5,853,133

Gas Utilities - 0.4%
Spire Inc.	7.500%	23,900	1,088,645

TOTAL UTILITIES			6,941,778

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $20,519,182)			16,641,360

See Notes to Schedule of Investments.

4	ClearBridge Tactical Dividend Income Fund 2024 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 1.7%
Ares Capital Corp. (Cost - $5,128,331)		278,760	$5,639,315	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $211,943,387)			321,502,178

	RATE
SHORT-TERM INVESTMENTS - 0.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.181%	197,450	197,450	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.277%	197,450	197,450	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $394,900)			394,900

TOTAL INVESTMENTS - 99.9% (Cost - $212,338,287)			321,897,078
Other Assets in Excess of Liabilities - 0.1%			309,759

TOTAL NET ASSETS - 100.0%			$322,206,837

*	Non-income producing security.

(a)	Security is a business development company.

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $197,450 and the cost was $197,450 (Note 2).

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2024 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6	ClearBridge Tactical Dividend Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Tactical Dividend Income Fund 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$238,423,693	—	—	$238,423,693
Master Limited Partnerships	60,797,810	—	—	60,797,810
Convertible Preferred Stocks:
Utilities	5,853,133	$1,088,645	—	6,941,778
Other Convertible Preferred Stocks	9,699,582	—	—	9,699,582
Investments in Underlying Funds	5,639,315	—	—	5,639,315

Total Long-Term Investments	320,413,533	1,088,645	—	321,502,178

Short-Term Investments†	394,900	—	—	394,900

Total Investments	$320,808,433	$1,088,645	—	$321,897,078

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2024. The following transactions were effected in such company for the period ended January 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$744,880	$8,167,221	8,167,221	$8,714,651	8,714,651

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$5,405	—	$197,450

8	ClearBridge Tactical Dividend Income Fund 2024 Quarterly Report